UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-2898
                                    -------------------
The Value Line Cash Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

David T. Henigson, Vice President, Treasurer, Principal Financial Officer
220 East 42nd Street, New York, N.Y.         10017
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(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     --------------------
Date of fiscal year end:  December 31, 2004
                          -----------------

Date of reporting period:  September 30, 2004
                           ------------------

Item I. Schedule of Investments
-------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
THE VALUE LINE CASH FUND, INC. SEPTEMBER 30,2004

   PRINCIPAL                                                                                                 VALUE
    AMOUNT                                                                               MATURITY             (IN
(IN THOUSANDS)                                                          YIELD+             DATE            THOUSANDS)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (75.3%)
$  20,000    Federal Home Loan Banks...............................     1.61               10/4/04         $   19,997
   15,000    Federal Home Loan Banks...............................     1.56              10/10/04             15,000
   20,000    Federal Home Loan Banks...............................     1.68              10/13/04             19,989
   10,000    Federal Home Loan Banks...............................     1.93               11/8/04              9,982
   15,000    Federal Home Loan Banks...............................     1.75              11/12/04             14,959
   20,000    Federal Home Loan Banks...............................     1.71              11/15/04             19,957
    3,000    Federal Home Loan Banks...............................     1.50                5/4/05              3,000
    3,000    Federal Home Loan Banks...............................     1.66               5/10/05              3,000
    3,000    Federal Home Loan Banks...............................     2.02                6/8/05              3,000
   10,000    Federal Home Loan Banks...............................     1.51              10/10/05             10,000
    6,000    United States Treasury Bills .........................     1.17              10/28/04              5,995
---------                                                                                                   ---------
  125,000    TOTAL U. S. GOVERNMENT AND AGENCY OBLIGATIONS ........                                           124,889
---------                                                                                                   ---------

   PRINCIPAL                                                                                                 VALUE
    AMOUNT                                                                               MATURITY             (IN
(IN THOUSANDS)                                                          YIELD+             DATE            THOUSANDS)
COMMERCIAL PAPER (7.2%)

             FINANCIAL SERVICES (2.4%)
    4,000    Shell Finance PLC. ...................................     1.54               10/8/04              3,999
---------                                                                                                   ---------


             HOUSEHOLD PRODUCTS (2.4%)
    4,000    Unilever Capital Corp. ...............................     1.75              11/17/04              3,991
---------                                                                                                   ---------


             NEWSPAPER (2.4%)
    4,000    Gannett, Inc. ........................................     1.73              11/16/04              3,991
---------                                                                                                   ---------


   12,000    TOTAL COMMERCIAL PAPER ...............................                                            11,981
---------                                                                                                   ---------



TAXABLE MUNICIPAL SECURITIES (7.3%)

    7,000    Mississippi Business Financial Corp., Industrial
               Development Revenue Bonds, Series 1994, (Bryan
               Foods, Inc. Project) Gtd. Sara Lee Corp.
               (Weekly Put.).......................................     1.89(1)            10/1/04*             7,000
---------                                                                                                   ---------


    5,000    State of Texas, Veterans Housing Assistance, Refunding
               Bonds, Series 1994 A-2, Pledge Pledge (Weekly
               Put.)...............................................     1.84(1)            10/1/04*             5,000
---------                                                                                                   ---------


   12,000    TOTAL TAXABLE MUNICIPAL SECURITIES ...................                                            12,000
---------                                                                                                   ---------

$ 149,000    TOTAL INVESTMENTS (89.8%) ............................                                         $ 148,870
---------    (AMORTIZED COST $148,970)                                                                      ---------


REPURCHASE AGREEMENTS (10.2%)
(including accrued interest)
$   6,500    Collateralized by U.S. Treasury Notes, $6,090,000
               6.25%, due 2/15/07 value $6,624,778
               (with State Street Bank and Trust Co., 1.60%, dated 9/30/04,
               due 10/1/04 delivery value of $6,500,289)........................         $   6,500
    4,900    Collateralized by U.S. Treasury Bonds, $4,850,000
               4.25%, due 11/15/13 value $4,993,227
               (with Morgan Stanley Dean Witter & Co., 1.59%, dated
               9/30/04 due 10/1/04 delivery value of $4,900,216)................             4,900
    5,500    Collateralized by U.S. Treasury Bonds, $4,790,000
               6.25%, due 8/15/23 value $5,612,533
               (with UBS Warburg, LLC, 1.55%, dated 9/30/04,
               due 10/1/04 delivery value of $5,500,237)........................             5,500
---------                                                                                ---------
$  16,900    TOTAL REPURCHASE AGREEMENTS (10.2%) ...............................            16,900
---------    (AMORTIZED COST $16,900)                                                    ---------

             LIABILITIES LESS CASH AND OTHER ASSETS (0.0%) .....................                 4
                                                                                         ---------

             NET ASSETS (100.0%) ...............................................         $ 165,774
                                                                                         =========

             NET ASSET VALUE, OFFERING AND REDEMPTION
               PRICE PER OUTSTANDING SHARE .....................................         $    1.00
                                                                                         =========


+ Rate frequency for floating rate notes at September 30, 2004: (1) Weekly. The rate shown on floating rate and discount securities represents the yield at the end of the reporting period.

* The maturity date shown is the date of the next interest rate change.


See Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS.
 SEPTEMBER 30, 2004 (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

The Value Line Cash Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to secure as high a level of current income as is consistent with preservation of capital and liquidity.

(A) SECURITY VALUATION. Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. The rule requires that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount, including accrued interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) SECURITY TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined on the identified cost method.



Item 2. Controls and Procedures.
--------------------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.
-----------------

         (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.




                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By     /s/ Jean B. Buttner
       ---------------------------------------------
       Jean B. Buttner, President


Date:  11-12-2004
       ---------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       ---------------------------------------------
       Jean B. Buttner, President, Principal
         Executive Officer


By:    /s/ David T. Henigson
       ---------------------------------------------
       David T. Henigson, Vice President, Treasurer,
         Principal Financial Officer


Date:  11-12-2004
       ---------------------------------------------